Intangible Assets, net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 406	$ 471	$ 1,692	$ 1,543
Weighted-average remaining lives of intangible assets			5 years
Amortization of intangible assets				$ 1,333
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining lives of intangible assets	4 years 8 months 12 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining lives of intangible assets	11 years 4 months 24 days		11 years 7 months 6 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining lives of intangible assets	10 months 24 days		1 year